Equity method investment, net - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity method investment, net
Aggregated capital contribution made to the limited partnerships	¥ 30,164	¥ 84,566
Aggregated carrying amount (before impairment loss) of the limited partnerships	455,293	444,451
Maximum amount of additional capital commitment	300,019	301,444
Maximum exposures to the losses of the limited partnerships	755,312	745,895
Impairment losses	62,623
Capital Investments	30,164	84,566
Return of capital	(19,311)	(50,088)
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Impairment losses	¥ 62,623	¥ 187,329
Gefei Chengyun
Equity method investment, net
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Jiushen
Equity method investment, net
Aggregated capital contribution made to the limited partnerships	¥ 6,350	¥ 22,000
Equity Method Investment, Ownership Percentage	12.00%	12.00%
Capital Investments	¥ 6,350	¥ 22,000
Return of capital	¥ (18,500)	¥ (3,455)
Shiguan
Equity method investment, net
Equity Method Investment, Ownership Percentage	27.60%	27.60%
Jiuchuan
Equity method investment, net
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Return of capital		¥ (2,800)
Decheng
Equity method investment, net
Equity Method Investment, Ownership Percentage	2.00%	2.00%
Tianye
Equity method investment, net
Equity Method Investment, Ownership Percentage	26.00%	26.00%
Return of capital		¥ (1,666)
Qianli
Equity method investment, net
Equity Method Investment, Ownership Percentage	16.00%	16.00%
Jiuzhen
Equity method investment, net
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Return of capital	¥ (414)	¥ (1,826)
Yunde
Equity method investment, net
Aggregated capital contribution made to the limited partnerships		¥ 4,690
Impairment losses	¥ 187,329
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Capital Investments		¥ 4,690
Return of capital		¥ (6,862)
Deyan
Equity method investment, net
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Return of capital		¥ (1,300)
Detong
Equity method investment, net
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Return of capital		¥ (48)
Derong
Equity method investment, net
Aggregated capital contribution made to the limited partnerships		¥ 20,000
Equity Method Investment, Ownership Percentage	37.00%	37.00%
Capital Investments		¥ 20,000
Jiushi
Equity method investment, net
Aggregated capital contribution made to the limited partnerships		¥ 500
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Capital Investments		¥ 500
Return of capital		¥ (31,371)
Qixing
Equity method investment, net
Equity Method Investment, Ownership Percentage	15.70%	15.70%
Ruokun
Equity method investment, net
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Honggeng
Equity method investment, net
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Jiaxinda
Equity method investment, net
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Return of capital		¥ (458)
Fangjin
Equity method investment, net
Aggregated capital contribution made to the limited partnerships		¥ 490
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Capital Investments		¥ 490
Muju
Equity method investment, net
Aggregated capital contribution made to the limited partnerships	¥ 23,814	¥ 36,886
Impairment losses	¥ 62,623
Equity Method Investment, Ownership Percentage	30.00%	30.00%
Capital Investments	¥ 23,814	¥ 36,886
Return of capital	¥ (397)	¥ (302)